Tax Liabilities	12 Months Ended
Dec. 31, 2017
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Tax Liabilities

28. TAX LIABILITIES

	12.31.2017	12.31.2016
Non-current
Facilities payment plans	342,209	1,087,580

Total	342,209	1,087,580

Current
Income tax expense	336,262,373	49,995,504
Value added tax	149,872,919	102,065,724
Turnover tax	38,557,514	23,546,780
Other taxes, withholdings and perceptions	48,391,134	49,478,280

Total	573,083,940	225,086,288